Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions		Dec. 31, 2021	Dec. 31, 2020
ASSETS
Property, plant and equipment		¥ 54,398	¥ 52,747
Right-of-use assets		2,518	3,076
Investment properties		13,374	14,217
Investments in associates and joint ventures		257,953	239,584
Held-to-maturity securities	[1]	1,533,753	1,189,369
Loans	[2]	666,087	658,535
Term deposits		529,488	545,678
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities		1,429,287	1,215,603
Securities at fair value through profit or loss		206,771	161,570
Securities purchased under agreements to resell		12,915	7,947
Accrued investment income		51,097	45,200
Premiums receivable		20,361	20,730
Reinsurance assets		6,630	6,095
Other assets		39,559	29,040
Deferred tax assets		121	87
Cash and cash equivalents		60,440	56,655
Total assets		4,891,085	4,252,466
Liabilities
Insurance contracts		3,419,899	2,973,225
Investment contracts		313,594	288,212
Policyholder dividends payable		124,949	122,510
Interest-bearing loans and borrowings		18,686	19,556
Lease liabilities		2,182	2,664
Bonds payable		34,994	34,992
Financial liabilities at fair value through profit or loss		3,416	3,732
Securities sold under agreements to repurchase		239,446	122,249
Annuity and other insurance balances payable		56,818	55,031
Premiums received in advance		48,699	53,021
Other liabilities		133,676	104,476
Deferred tax liabilities		7,481	15,286
Current income tax liabilities		248	191
Statutory insurance fund		339	384
Total liabilities		4,404,427	3,795,529
Equity
Share capital		28,265	28,265
Reserves		249,055	237,935
Retained earnings		201,265	183,856
Attributable to equity holders of the Company		478,585	450,056
Non-controlling interests		8,073	6,881
Total equity		486,658	456,937
Total liabilities and equity		¥ 4,891,085	¥ 4,252,466

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.